Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Accumulated deficit	$ 1,951,082	$ 1,113,939
Working capital deficit	2,651,189
Cash	$ 105,347	261,848
Investment maturity term	3 months
Cash and cash equivalents
Cash FDIC insured amount	0	11,848
Goodwill, Impairment Loss
Research and development costs	108,858	322,317
Asset impairment charges
Maximum benefit percentage	50.00%
Unrecognized tax benefits